FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Narrative EIB, Other Loans, Hedging (Details) € in Millions, $ in Millions, $ in Millions, R in Billions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ZAR (R)	Aug. 30, 2023 ZAR (R)	Dec. 31, 2022 EUR (€)	May 06, 2022 EUR (€)	May 04, 2022 EUR (€)	Nov. 29, 2021 USD ($)	Nov. 29, 2021 CAD ($)	Aug. 23, 2021 ZAR (R)	Jun. 02, 2021 EUR (€)	Dec. 21, 2018 EUR (€)	Dec. 21, 2017 USD ($)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings | $	$ 10,681
Net investment hedge
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities	(4,009)	$ 5,186	€ 3,627.0			€ 4,862.0
Hedged item, assets			8,635.0			€ 8,837.0
Gains on hedges of net investments in foreign operations, net of tax | $	(166)	$ 197
EIB Loan
Disclosure of detailed information about borrowings [line items]
Notional amount												€ 280.0
Borrowings	309		280.0
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings	81		73.0
Amount of potential borrowings																€ 350.0
346.5 million euro variable rate, Schuldschein loan
Disclosure of detailed information about borrowings [line items]
Notional amount								€ 346.5
24.5 million euro fixed rate, Schuldschein loan
Disclosure of detailed information about borrowings [line items]
Notional amount								24.5
263 million euro variable, Schuldschein loan
Disclosure of detailed information about borrowings [line items]
Notional amount								263.0
66 million euro fixed rate, Schuldschein loan
Disclosure of detailed information about borrowings [line items]
Notional amount								€ 66.0
25 million euro fixed rate, Schuldschein loan
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 25.0
Schuldschein loans
Disclosure of detailed information about borrowings [line items]
Borrowings	799		723.0
€235 million facility agreement
Disclosure of detailed information about borrowings [line items]
Notional amount													€ 235.0
Borrowings	134		€ 122.0
130 million CAD financing agreement, due 2021-2023
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 105	$ 130
EBRD Facility | PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")
Disclosure of detailed information about borrowings [line items]
Notional amount | $														$ 175
Borrowings | $	18
Notional amount, uncommitted amount | $														$ 175
4.5 Billion ZAR revolving borrowing base finance facility, due in 2020 | ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 162			R 3.0
Line of credit, maximum borrowing capacity | R															R 4.5
3.5 Billion ZAR revolving borrowing base finance facility, due in 2023 | ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity | R					R 4.5						R 3.5